Income Taxes (Details 3)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Income Taxes
Computed tax provision at the statutory rate (as a percent)	34.00%	34.00%	34.00%
State income tax (as a percent)		4.20%	10.10%
Transaction costs (as a percent)	0.60%	(9.40%)
Acquisition basis difference (as a percent)	(0.80%)	(0.40%)
Effect of uncertain tax positions (as a percent)	(0.10%)	(0.10%)
Goodwill impairment	(19.00%)
Other adjustments (as a percent)	0.40%	1.40%	(0.80%)
Effective tax rate (as a percent)	15.10%	29.70%	43.30%